Investments - Summary of Investment Income (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ (134.7)	$ (93.5)
Investment expenses	(5.3)	(4.8)
Net investment income	129.4	88.7
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(55.7)	(44.5)
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(1.6)	0.0
Short-term investment, Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(0.1)	0.0
Fixed term deposits (included in cash and cash equivalents)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(17.3)	(0.5)
Catastrophe bonds — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(1.1)	(0.1)
Privately-held investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(21.5)	(8.8)
Other investments, at fair value
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	10.4	(20.7)
Fixed Income Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ (47.8)	$ (18.9)